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                    MORGAN STANLEY INSTITUTIONAL STRATEGIES FUND
                            1221 Avenue of the Americas
                              New York, New York 10020


                                                               January 30, 2007



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


Re:  Morgan Stanley Institutional Strategies Fund
     File Number - 333-133862
                   811-21899

     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on January 29, 2007.



                                        Very truly yours,


                                        /s/ Edward J. Meehan
                                        --------------------
                                        Edward J. Meehan
                                        Assistant Secretary



cc:  Amy R. Doberman, Esq.
     Larry Greene